BALANCE SHEETS (Q1) - USD ($)		Mar. 31, 2021		Dec. 31, 2020
Assets
Loans held for investment at fair value (cost of $48,833,111 and $46,994,711 at March 31, 2021 and December 31, 2020, respectively, net)	[1]	$ 50,252,049		$ 48,558,051	[2]
Loans held for investment at carrying value	[3]	39,152,936	[4]	31,837,031	[5],[6]
Loan receivable at carrying value		3,240,855		3,348,263
Current expected credit loss reserve		(248,317)		(404,860)
Loans held for investment at carrying value and loan receivable at carrying value, net of current expected credit loss reserve		42,145,474		34,780,434
Cash and cash equivalents		126,793,972		9,623,820
Interest receivable		1,205,304		927,292
Prepaid expenses and other assets		1,109,038		72,095
Total assets		221,505,837		93,961,692
Liabilities
Interest reserve		3,243,484		1,325,750
Current expected credit loss reserve		283,180		60,537
Accrued management fees		876,662		222,127
Accrued direct administrative expenses		365,567		550,671
Accounts payable and other liabilities		404,939		154,895
Total liabilities		5,173,832		2,313,980
Commitments and contingencies (Note 10)
Stockholders' Equity
Preferred stock, par value $0.01 per share, 10,000 shares authorized at March 31, 2021 and December 31, 2020 and 125 shares issued and outstanding at March 31, 2021 and December 31, 2020		1		1
Common stock, par value $0.01 per share, 25,000,000 and 15,000,000 shares authorized at March 31, 2021 and December 31, 2020, respectively, and 13,366,877 and 6,179,392 shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively		133,669		61,794
Additional paid-in-capital		216,504,726		91,068,197
Accumulated earnings (deficit)		(306,391)		517,720
Total stockholders' equity		216,332,005		91,647,712
Total liabilities and stockholders' equity		$ 221,505,837		$ 93,961,692

[1]	Refer to Footnote 14.
[2]	Refer to Footnote 14
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[5]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[6]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs